Note 8 - Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2015
Restricted Cash [Abstract]
Schedule of Restricted Cash and Cash Equivalents [Table Text Block]
	As of December 31,	As of December 31,
	2015	2014
Letters of guarantee	31	31
Long term restricted cash accounts	$31	$31